Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of interest-bearing loans and borrowings

This caption is made up as follows:

	Currency	Nominal interest rate	Maturity	2018	2017
		%		S/(000)	S/(000)

Short-term promissory notes
Banco de Crédito del Perú	US$	3.43	April 15, 2019	16,895	—
Scotiabank	US$	3.40	October 10, 2019	43,927	—

Total current				60,822	—

Senior Notes (c)
Principal, net of issuance costs	US$	4.50	February 8, 2023	441,786	965,290

Mid-term promissory notes (bridge loan) (d)
Banco de Crédito del Perú	S/	5.70	December 4, 2020	169,000	—
Banco de Crédito del Perú	S/	5.70	December 9, 2020	411,769	—

Total non-current				1,022,555	965,290